INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

This represents legal fees and patent fees associated with the prosecution of patent applications. The Company has recorded amortization expense on patents granted, which are amortized over the remaining legal life. Maintenance patent fees are paid to a government patent authority to maintain a granted patent in force. Some countries require the payment of maintenance fees for pending patent applications. Maintenance fees paid after a patent is granted are expensed, as these are considered ongoing costs to “maintain a patent”. Maintenance fees paid prior to a patent grant date are capitalized to patent costs, as these are considered “patent application costs”. No amortization expense has been recorded on the remaining patent applications since patents have yet to be granted.

On June 11, 2018, the Company purchased patents for $315,000.

Patents consist of the following:

	September 30, 2019	December 31, 2018

Patents	$1,236,904	$1,184,882
Less: Accumulated amortization	307,423	246,643

	$929,481	$938,239

Amortization expense for the nine months ending September 30, 2019 and 2018 was $60,780 and $44,956. Amortization expense for the three months ending September 30, 2019 and 2018 was $20,206 and $20,059. There were no patent costs written off for the three and nine months ending September 30, 2019 and 2018.

NOTE 5 – INTANGIBLE ASSETS

This represents legal fees and patent fees associated with the prosecution of patent applications. The Company has recorded amortization expense on patents granted, which are amortized over the remaining legal life. Maintenance patent fees are paid to a government patent authority to maintain a granted patent in force. Some countries require the payment of maintenance fees for pending patent applications. Maintenance fees paid after a patent is granted are expensed, as these are considered ongoing costs to “maintain a patent”. Maintenance fees paid prior to a patent grant date are capitalized to patent costs, as these are considered “patent application costs”. No amortization expense has been recorded on the remaining patent applications since patents have yet to be granted.

On June 11, 2018, the Company purchased patents for $315,000.

Intangible assets consist of the following:

	December 31, 2018	December 31, 2017

Patents	$1,184,882	$787,403
Less: Accumulated amortization	246,643	181,628

	$938,239	$605,775

Amortization expense for the years ending December 31, 2018 and 2017 was $65,015 and $95,341. There were no patent costs written off for the years ended December 31, 2018. Patent costs in the amount of $48,599 previously capitalized for possible filing of two provisional patents were written off to research and development expenses during the year ended December 31, 2017. After review by the Company, it was decided to keep secret some aspects of its chromophore development and protect them as Trade Secrets and Know-How.